Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 664,619	$ 605,708	$ 541,186
Other remunerations	100,638	83,984	73,031
Social benefits	81,073	72,733	64,934
Severance payments	19,030	8,877	13,132
Labor union fees	19,217	18,420	17,673
Taxes on employee benefits	12,360	10,886	9,383
PTU	2,647	7,900	7,804
Retirement employee benefits	31,382	22,735	7,465
Others	39,515	45,825	39,022
Total employee cost	$ 970,481	$ 877,068	$ 773,630